Unaudited Interim Condensed Consolidated Statements of Change in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares Previously Reported	Ordinary Shares		Additional paid-in capital Previously Reported	Additional paid-in capital Adoption of ASU 2023-08	Additional paid-in capital	Non-controlling interest	Retained earnings Previously Reported	Retained earnings Adoption of ASU 2023-08	Retained earnings	Treasury Shares Previously Reported	Treasury Shares	Previously Reported	Adoption of ASU 2023-08	Total
Balance at Dec. 31, 2023		$ 15	$ 15		$ 1,548		$ 1,548		$ 17,771	$ 6,436	$ 24,207	$ (2,000)	$ (2,000)	$ 17,334	$ 6,436	$ 23,770
Balance (in Shares) at Dec. 31, 2023	[1]	150,000,000	150,000,000
Balance (in Shares) at Dec. 31, 2023												204,348	204,348
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing, Stock Purchase Agreements and the Warrants, net of issuance costs			$ 1				57,360									57,361
Ordinary shares issued upon Reverse Recapitalization, PIPE Financing, Backstop Financing, Stock Purchase Agreements and the Warrants, net of issuance costs (in Shares)	[1]		12,902,268
Net income											36,639					36,639
Balance at Jun. 30, 2024			$ 16				58,908				60,846		$ (2,000)			117,770
Balance (in Shares) at Jun. 30, 2024	[1]		162,902,268
Balance (in Shares) at Jun. 30, 2024													204,348
Balance at Dec. 31, 2024			$ 16				84,276				78,170					$ 162,462
Balance (in Shares) at Dec. 31, 2024			163,106,615	[1]												163,106,615	[2]
Issuance of common stock – at-the-market offering, net of issuance costs							176									$ 176
Issuance of common stock – at-the-market offering, net of issuance costs (in Shares)	[1]		135,740
Share-based compensation expense							299									299
Issuance of common stock – Business Combination							1,426									1,426
Issuance of common stock – Business Combination (in Shares)	[1]		306,651
Issuance of common stock – debt extinguishment							2,419									2,419
Issuance of common stock – debt extinguishment (in Shares)	[1]		582,940
Net Income attributable to non-controlling interest								5,323								5,323
Net income											30,253					30,253
Balance at Jun. 30, 2025			$ 16				$ 88,596	$ 5,323			$ 108,423					$ 202,358
Balance (in Shares) at Jun. 30, 2025			164,131,946	[1]												164,131,946	[2]

[1]	The share data has been retroactively restated to reflect the current capital structure of the Company.
[2]	The balance of goodwill may be further changed after completing the Purchase Price Valuation (“PPA”) report by the certified valuer.